DEBT - Lessor VIE Debt (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Nov. 30, 2020	Mar. 31, 2020	Jul. 31, 2019	Apr. 30, 2018	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2018	Mar. 31, 2016	Feb. 28, 2015	Jan. 31, 2015	Oct. 31, 2014
Debt Instrument [Line Items]
Loan facility					$ (2,441,925)	$ (2,379,531)
Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility					(1,174,991)
Golar Seal
Debt Instrument [Line Items]
Debt instrument, extension term	1 year
Golar Seal | Long-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception									$ (162,400)
Loan facility					(78,500)
Golar Crystal | Long-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception				$ (101,000)
Loan facility					(75,100)
Loan duration (in years)				10 years
Hilli | Long-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception								$ (840,000)
Loan facility					(320,200)
Hilli Lessor VIE | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception								$ (120,000)
Loan facility					$ (277,100)
Proceeds from lines of credit		$ 223,000	$ 150,000
Hilli Lessor VIE | Long-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan duration (in years)					8 years
Repayments of lines of credit		$ 215,200	$ 150,000
Golar Bear | Long-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception							$ (110,000)
Loan facility					$ (104,800)
Hai Jiao 1401 Limited | Golar Glacier | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception												$ (184,800)
Loan facility					(82,800)
Hai Jiao 1402 Limited | Golar Snow | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception											$ (182,600)
Loan facility					(82,000)
Hai Jiao 1405 Limited | Golar Kelvin | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception											$ (182,500)
Loan facility					(99,500)
Hai Jiao 1406 Limited | Golar Ice | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Loan facility at inception										$ (172,000)
Loan facility					$ (54,900)
Minimum | Hai Jiao 1401 Limited | Golar Glacier | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					2.11%
Minimum | Hai Jiao 1402 Limited | Golar Snow | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					2.11%
Minimum | Hai Jiao 1405 Limited | Golar Kelvin | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					2.11%
Minimum | Hai Jiao 1406 Limited | Golar Ice | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					2.11%
Minimum | CCBFL | Golar Seal | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					2.46%
Minimum | AVIC VIE Loans | Golar Bear Facility | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					3.00%
Maximum | Hai Jiao 1401 Limited | Golar Glacier | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					2.65%
Maximum | Hai Jiao 1402 Limited | Golar Snow | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					2.65%
Maximum | Hai Jiao 1405 Limited | Golar Kelvin | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					2.65%
Maximum | Hai Jiao 1406 Limited | Golar Ice | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					2.65%
Maximum | CCBFL | Golar Seal | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					3.50%
Maximum | AVIC VIE Loans | Golar Bear Facility | Short-term Debt | Variable interest entity, primary beneficiary
Debt Instrument [Line Items]
Interest rate (in percent)					4.00%